Basis of Preparation - Additional Information (Details) € in Millions, $ in Millions			1 Months Ended				3 Months Ended		6 Months Ended
	Oct. 12, 2018 USD ($)	Sep. 14, 2018 USD ($)	Jan. 31, 2019 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 AUD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2018 EUR (€)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Comprehensive gain (loss) after income tax							$ (24,656,000)	$ 13,365,000	$ (44,091,000)			$ 6,248,000
Net cash (outflows) in operating activities									17,515,000			35,221,000
Cash & cash equivalents					$ 47,386,000		77,022,000	47,386,000	77,022,000			47,386,000			$ 37,763,000	$ 45,761,000
Gross cash proceeds from drawing									28,950,000
Maximum available additional funds on equity facility									$ 90,000,000	$ 120.0
Additional equity facility available duration									6 months	6 months	6 months
Deferred consideration up-front milestone receivable recognized		$ 20,000,000							$ 20,000,000
Receipt on non refundable up-front payment upon reaching product regulatory milestone									25,000,000
Revenue recognized from up-front payment as deferred consideration	$ 10,000,000
Milestone payment received									26,409,000			6,125,000
Revenue							1,870,000	13,397,000	13,507,000			14,571,000
Milestone Revenue							500,000	12,334,000	11,000,000			12,834,000
Revenue recognized relation to patent license agreement									0			0
TiGenix NV
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Milestone revenue relating to non-refundable up-front payment					5,900,000	€ 5.0			5,900,000		€ 5.0
Milestone payment received | €				€ 5.0
Revenue					5,900,000	€ 5.0
TiGenix NV | Licenses to Patents
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Milestone revenue relating to non-refundable up-front payment												5,900,000	€ 5.0
Milestone Revenue												11,800,000
Top of Range | TiGenix NV
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Milestone revenue relating to non-refundable up-front payment | €														€ 10.0
Tasly
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Deferred consideration up-front milestone receivable recognized	$ 20,000,000
Revenue recognized from up-front payment as deferred consideration		$ 10,000,000
Proceeds from closing of strategic alliance												0
JCR Pharmaceuticals Co. Ltd
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Revenue recognized relation to patent license agreement									1,000,000			1,000,000
Royalties receivable under sales-based milestones					$ 1,600,000		$ 2,200,000	$ 1,600,000	$ 2,200,000			$ 1,600,000
Drawdown Funding | Hercules Capital, Inc. | Tranche Two
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Gross cash proceeds from drawing			$ 15,000,000